Advances for Vessels and Drilling Units under Construction and Acquisitions	12 Months Ended
Dec. 31, 2016
Advances for Vessels and Drilling Units under Construction and Acquisitions [Abstract]
Advances for Vessels and Drilling Units under Construction and Acquisitions:
6. Advances for Vessels and Drilling Units under Construction and Acquisitions:
As of December 31, 2015 and 2016, the movement of the advances for vessels and drilling units under construction and acquisitions are set forth below:
	December 31,
	2015	2016
Balance at beginning of year	$623,984	$-
Advances for drilling units under construction and related costs	465,650	-
Drilling units delivered	(728,393)	-
Deconsolidation of Ocean Rig	(361,241)	-

Balance at end of year	$-	$-